Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021, 2022, 2023, and 2024, and our financial performance for each such fiscal year as required by Item 402(v) of Regulation S-K. For more information on the Company’s pay philosophy and pay for performance, please see the Compensation Discussion & Analysis on p. 24.

Year	Summary Compensation Table Total for PEO(1)(2)(3)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non- PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income in thousands	Relative Stockholder Return(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2024	$4,616,714	$5,658,067	$1,481,834	$1,358,102	$114.11	$93.38	$100,595	70.1%
2023	$5,342,066	$4,031,813	$1,889,298	$1,557,658	$98.26	$122.84	$95,462	25.3%
2022	$3,629,462	$2,571,203	$1,298,087	$1,018,139	$110.91	$99.82	$97,908	71.5%
2021	$2,779,420	$1,916,694	$1,020,880	$803,582	$113.81	$132.23	$85,745	60.1%
2020	$3,277,517	$6,819,714	$1,388,110	$2,236,770	$111.64	$92.43	$77,567	90.4%

(1)	Amounts represent summary compensation total paid to our PEO.
(2)
Amounts outlined in this table represent “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs for the relevant SEC rules, which includes the following individuals for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	William H. Lenehan	Gerald R. Morgan, James L. Brat and Patrick Wernig
2023	William H. Lenehan	Gerald R. Morgan and James L. Brat
2022	William H. Lenehan	Gerald R. Morgan and James L. Brat
2021	William H. Lenehan	Gerald R. Morgan and James L. Brat
2020	William H. Lenehan	Gerald R. Morgan and James L. Brat

(3)
The following table set forth on the next page outlines information concerning the calculation of the adjustment between the Summary Compensation and Compensation Actually Paid for each of the applicable fiscal years.

(4)
Absolute TSR for fiscal years 2024, 2023, 2022, 2021, and 2020 reflected as a percentage, is equal to 14.1%, -1.7%,10.9%, 13.8% and 11.6%, respectively. Absolute TSR is one of the metrics we use in our long-term annual compensation program, as described in our Compensation Discussion & Analysis on p. 24.

(5)
For the relevant fiscal year, the peer group represents the cumulative TSR of the MSCI U.S. REIT Index, which differs from the comparison group of companies used in the “Relative Stockholder Return” column of this table as detailed below in footnote six.

(6)
Relative Stockholder Return is the Company’s Selected Measure for purposes of the SEC rules. Amounts shown in the table indicate the Company’s percentile ranking compared to the relative stockholder returns of the companies in a comparison group selected by the Compensation Committee, which differs from the peer group used in the column of this table titled “Peer Group Total Shareholder Return”. For more information on Relative Stockholder Return or RSR, please see our Compensation Discussion & Analysis on p. 24. While Relative Stockholder Return is the Company’s Selected Measure, absolute TSR comprises 50% of the award opportunity for performance based restricted stock awarded to NEOs and PEOs in relevant covered years.

2024
	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$(2,942,778)	$(844,470)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,071,883	743,016
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	167,507	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	787,697	(12,116)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(42,956)	(10,162)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustment	$1,041,353	$(123,732)

Company Selected Measure Name	Relative Stockholder Return
Named Executive Officers, Footnote
(2)
Amounts outlined in this table represent “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs for the relevant SEC rules, which includes the following individuals for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	William H. Lenehan	Gerald R. Morgan, James L. Brat and Patrick Wernig
2023	William H. Lenehan	Gerald R. Morgan and James L. Brat
2022	William H. Lenehan	Gerald R. Morgan and James L. Brat
2021	William H. Lenehan	Gerald R. Morgan and James L. Brat
2020	William H. Lenehan	Gerald R. Morgan and James L. Brat

Peer Group Issuers, Footnote
(5)
For the relevant fiscal year, the peer group represents the cumulative TSR of the MSCI U.S. REIT Index, which differs from the comparison group of companies used in the “Relative Stockholder Return” column of this table as detailed below in footnote six.

PEO Total Compensation Amount	$ 4,616,714	$ 5,342,066	$ 3,629,462	$ 2,779,420	$ 3,277,517
PEO Actually Paid Compensation Amount	$ 5,658,067	4,031,813	2,571,203	1,916,694	6,819,714
Adjustment To PEO Compensation, Footnote
(3)
The following table set forth on the next page outlines information concerning the calculation of the adjustment between the Summary Compensation and Compensation Actually Paid for each of the applicable fiscal years.

2024
	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$(2,942,778)	$(844,470)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,071,883	743,016
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	167,507	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	787,697	(12,116)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(42,956)	(10,162)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustment	$1,041,353	$(123,732)

Non-PEO NEO Average Total Compensation Amount	$ 1,481,834	1,889,298	1,298,087	1,020,880	1,388,110
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,358,102	1,557,658	1,018,139	803,582	2,236,770
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table set forth on the next page outlines information concerning the calculation of the adjustment between the Summary Compensation and Compensation Actually Paid for each of the applicable fiscal years.

2024
	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$(2,942,778)	$(844,470)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,071,883	743,016
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	167,507	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	787,697	(12,116)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(42,956)	(10,162)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustment	$1,041,353	$(123,732)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List for fiscal year ended December 31, 2024
We believe the following performance measures represent the most important financial performance measures used by us in 2024 to link compensation actually paid to our PEO and NEOs for fiscal year ended December 31, 2024:
•	Absolute Total Rate of Return to Stockholders; and
•	Relative Stockholder Return.

Total Shareholder Return Amount	$ 114.11	98.26	110.91	113.81	111.64
Peer Group Total Shareholder Return Amount	$ 93.38	$ 122.84	$ 99.82	$ 132.23	$ 92.43
Company Selected Measure Amount	0.701	0.253	0.715	0.601	0.904
PEO Name	William H. Lenehan	William H. Lenehan	William H. Lenehan	William H. Lenehan	William H. Lenehan
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 100,595,000	$ 95,462,000	$ 97,908,000	$ 85,745,000	$ 77,567,000
Percentage of Absolute Total Shareholder Return	14.10%	(1.70%)	10.90%	13.80%	11.60%
Percentage of Award Opportunity for Performance Based Restricted Stock Awarded Comprised in Absolute TSR	50.00%	50.00%	50.00%	50.00%	50.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Total Rate of Return to Stockholders
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Stockholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,041,353
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,942,778)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,071,883
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	787,697
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	167,507
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,956)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,732)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(844,470)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	743,016
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,116)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,162)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0